Loans and Allowance for Credit Losses [Text Block]	6 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Loans and Allowance for Credit Losses [Text Block]

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2016 and September 30, 2016 by domicile and industry of the borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2016	September 30, 2016
	(in millions)
Domestic:
Manufacturing	¥12,158,642	¥11,664,034
Construction	913,180	795,304
Real estate	11,175,130	11,396,288
Services	2,503,446	2,463,339
Wholesale and retail	7,891,364	7,799,535
Banks and other financial institutions(1)	5,146,932	5,003,663
Communication and information services	1,509,858	1,691,709
Other industries	14,739,826	10,249,865
Consumer	16,397,560	16,375,501

Total domestic	72,435,938	67,439,238

Foreign:
Governments and official institutions	1,125,031	1,169,605
Banks and other financial institutions(1)	13,654,335	12,527,712
Commercial and industrial	30,056,474	27,188,277
Other	5,818,747	5,293,214

Total foreign	50,654,587	46,178,808

Unearned income, unamortized premiums—net and deferred loan fees—net	(299,567)	(276,994)

Total(2)	¥122,790,958	¥113,341,052

Notes:	(1)	Loans to so-called “non-bank finance companies” are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥100,889 million at March 31, 2016 and ¥80,095 million at September 30, 2016, respectively, which are carried at the lower of cost or fair value.

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card, MUAH, and Krungsri based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2016 for further information.

Nonaccrual Loans

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card, MUAH, and Krungsri segments, and six months or more with respect to loans within the Residential segment. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2016 for further information.

The nonaccrual status of loans by class at March 31, 2016 and September 30, 2016 is shown below:

	March 31, 2016	September 30, 2016
	(in millions)
Commercial
Domestic	¥702,896	¥370,809
Manufacturing	372,801	105,275
Construction	15,207	12,349
Real estate	60,134	52,402
Services	40,523	36,827
Wholesale and retail	132,015	109,367
Banks and other financial institutions	675	580
Communication and information services	20,270	16,637
Other industries	29,190	9,522
Consumer	32,081	27,850
Foreign-excluding MUAH and Krungsri	189,742	170,963
Residential	79,817	77,505
Card	62,546	61,458
MUAH	66,636	65,039
Krungsri	85,325	78,968

Total(1)	¥1,186,962	¥824,742

Note:	(1)

The above table does not include loans held for sale of ¥400 million and ¥1,367 million at March 31, 2016 and September 30, 2016, respectively, and loans acquired with deteriorated credit quality of ¥12,805 million and ¥10,176 million, at March 31, 2016 and September 30, 2016, respectively.

Impaired Loans

The MUFG Group’s impaired loans primarily include nonaccrual loans and troubled debt restructurings (“TDRs”). The following table shows information about impaired loans by class at March 31, 2016 and September 30, 2016:

	Recorded Loan Balance
At March 31, 2016:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥815,185	¥241,159	¥1,056,344	¥1,101,627	¥467,729
Manufacturing	420,377	85,948	506,325	514,155	283,697
Construction	16,660	8,986	25,646	26,561	7,845
Real estate	67,508	38,833	106,341	113,917	17,074
Services	62,296	22,057	84,353	90,651	27,593
Wholesale and retail	174,946	52,718	227,664	239,763	87,999
Banks and other financial institutions	542	146	688	689	459
Communication and information services	17,047	10,091	27,138	28,312	11,303
Other industries	30,661	6,237	36,898	38,782	24,473
Consumer	25,148	16,143	41,291	48,797	7,286
Foreign-excluding MUAH and Krungsri	285,298	6,008	291,306	305,048	175,040
Loans acquired with deteriorated credit quality	11,365	—	11,365	21,390	3,286
Residential	133,435	8,518	141,953	173,777	39,629
Card	78,770	539	79,309	88,567	21,294
MUAH	68,502	32,022	100,524	108,119	13,422
Krungsri	27,873	16,476	44,349	49,879	14,532

Total(3)	¥1,420,428	¥304,722	¥1,725,150	¥1,848,407	¥734,932

	Recorded Loan Balance
At September 30, 2016:	Requiring an Allowance for Credit Losses	Not Requiring an Allowance for Credit Losses(1)	Total(2)	Unpaid Principal Balance	Related Allowance for Credit Losses
	(in millions)
Commercial
Domestic	¥759,777	¥179,325	¥939,102	¥983,027	¥359,921
Manufacturing	426,411	36,570	462,981	471,182	206,770
Construction	15,596	7,430	23,026	23,849	7,359
Real estate	59,473	35,882	95,355	102,994	15,690
Services	55,329	20,470	75,799	81,179	24,153
Wholesale and retail	153,689	49,577	203,266	214,802	83,965
Banks and other financial institutions	464	129	593	593	383
Communication and information services	15,034	8,947	23,981	25,536	9,460
Other industries	11,804	4,830	16,634	17,543	5,898
Consumer	21,977	15,490	37,467	45,349	6,243
Foreign-excluding MUAH and Krungsri	275,774	21,424	297,198	318,750	150,002
Loans acquired with deteriorated credit quality	10,757	—	10,757	20,427	3,702
Residential	125,826	6,826	132,652	162,231	36,150
Card	74,195	403	74,598	82,952	20,817
MUAH	65,781	11,858	77,639	87,776	21,007
Krungsri	32,351	16,348	48,699	53,663	17,687

Total(3)	¥1,344,461	¥236,184	¥1,580,645	¥1,708,826	¥609,286

Notes:	(1)

These loans do not require an allowance for credit losses because the recorded investments in the loans equal, or do not exceed, the present value of expected future cash flows discounted at the loans’ effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.

(2)	Included in impaired loans at March 31, 2016 and September 30, 2016 are accrual TDRs as follows: ¥457,219 million and ¥696,374 million—Commercial; ¥60,634 million and ¥53,746 million—Residential; ¥37,896 million and ¥34,829 million—Card; ¥49,601 million and ¥24,795 million—MUAH; and ¥8,494 million and ¥16,140 million—Krungsri, respectively.
(3)	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥400 million and ¥1,367 million at March 31, 2016 and September 30, 2016, respectively.

The following table shows information regarding the average recorded loan balance and recognized interest income on impaired loans for the six months ended September 30, 2015 and 2016:

	2015		2016
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,066,068	¥10,409	¥999,938	¥6,238
Manufacturing	442,996	4,199	484,687	2,505
Construction	31,543	353	24,336	200
Real estate	131,463	1,236	100,849	726
Services	94,276	1,116	80,076	569
Wholesale and retail	255,798	2,402	217,657	1,469
Banks and other financial institutions	5,625	48	641	4
Communication and information services	30,753	366	25,560	264
Other industries	25,077	271	26,766	207
Consumer	48,537	418	39,366	294
Foreign-excluding MUAH and Krungsri	196,259	1,302	294,123	1,977
Loans acquired with deteriorated credit quality	11,795	505	11,051	371
Residential	161,162	1,572	137,247	971
Card	87,712	1,738	76,953	1,334
MUAH	63,602	1,105	43,181	467
Krungsri	37,689	1,412	47,091	1,549

Total	¥1,624,287	¥18,043	¥1,609,584	¥12,907

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including TDRs, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.

The following table shows a roll-forward of accrual TDRs and other impaired loans (including nonaccrual TDRs) for the six months ended September 30, 2015 and 2016:

	2015	2016
	(in millions)
Accrual TDRs:
Balance at beginning of period	¥867,090	¥613,844
Additions (new accrual TDR status)(1)	73,866	358,224
Transfers to other impaired loans (including nonaccrual TDRs)	(16,958)	(28,876)
Loans sold	(9)	(1,594)
Principal payments and other	(139,141)	(115,714)

Balance at end of period(1)	¥784,848	¥825,884

Other impaired loans (including nonaccrual TDRs):
Balance at beginning of period	¥819,716	¥1,111,306
Additions (new other impaired loans (including nonaccrual TDRs) status)(1)(2)	132,119	196,443
Charge-off	(31,157)	(59,880)
Transfers to accrual TDRs	(16,608)	(312,649)
Loans sold	(6,171)	(12,951)
Principal payments and other	(120,627)	(167,508)

Balance at end of period(1)	¥777,272	¥754,761

Notes:	(1)	For the six months ended September 30, 2015, lease receivables of ¥2,543 million and ¥248 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥6,352 million and ¥1,755 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2015. For the six months ended September 30, 2016, lease receivables of ¥51 million and ¥62 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥3,141 million and ¥772 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2016.
	(2)	Included in additions of other impaired loans for the six months ended September 30, 2015 and 2016 are nonaccrual TDRs as follows: ¥5,760 million and ¥5,527 million—Card; ¥3,291 million and ¥13,967 million—MUAH; and ¥3,045 million and ¥3,484 million—Krungsri, respectively.

Troubled Debt Restructurings

The following table summarizes the MUFG Group’s TDRs by class for the six months ended September 30, 2015 and 2016:

	2015			2016
	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted	Troubled Debt Restructurings		Troubled Debt Restructurings that Subsequently Defaulted
	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Recorded Investment
	(in millions)
Commercial(1)(3)
Domestic	¥80,840	¥41,062	¥2,862	¥279,767	¥279,767	¥2,790
Manufacturing	51,128	11,350	1,235	251,468	251,468	1,089
Construction	1,700	1,700	6	1,287	1,287	—
Real estate	5,975	5,975	745	4,796	4,796	—
Services	6,175	6,175	486	3,024	3,024	158
Wholesale and retail	14,148	14,148	336	15,046	15,046	1,510
Banks and other financial institutions	—	—	—	—	—	—
Communication and information services	232	232	—	2,001	2,001	—
Other industries	666	666	40	948	948	—
Consumer	816	816	14	1,197	1,197	33
Foreign-excluding MUAH and Krungsri	4,272	4,272	—	49,767	49,767	—
Loans acquired with deteriorated credit quality	—	—	—	1,030	1,030	—
Residential(1)(3)	10,865	10,865	151	7,160	7,160	78
Card(2)(3)	8,715	8,541	2,385	8,244	8,056	2,027
MUAH(2)(3)	15,100	15,100	3,491	21,721	21,608	1,641
Krungsri(2)(3)	9,004	8,913	3,121	13,927	13,927	1,198

Total	¥128,796	¥88,753	¥12,010	¥381,616	¥381,315	¥7,734

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted.
	(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans.
	(3)	For the six months ended September 30, 2015, extension of the stated maturity date of loans was the primary concession type in the Commercial, Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Card segment and payment deferrals was the primary concession type in the MUAH segment. For the six months ended September 30, 2016, extension of the stated maturity date of loans was the primary concession type in the Residential and Krungsri segments, reduction in the stated rate was the primary concession type in the Commercial and Card segments and payment deferrals was the primary concession type in the MUAH segment.

The following table summarizes outstanding recorded investment balances of TDRs by class at March 31, 2016 and September 30, 2016:

	March 31, 2016	September 30, 2016
	(in millions)
Commercial(1)
Domestic	¥353,604	¥568,318
Manufacturing	133,524	357,708
Construction	10,502	10,690
Real estate	46,206	42,965
Services	43,918	38,970
Wholesale and retail	95,652	93,899
Banks and other financial institutions	13	13
Communication and information services	6,869	7,344
Other industries	7,711	7,112
Consumer	9,209	9,617
Foreign-excluding MUAH and Krungsri	103,615	128,056
Residential(1)	60,634	53,746
Card(2)	79,309	74,598
MUAH(2)	98,843	64,898
Krungsri(2)	26,422	32,730

Total	¥722,427	¥922,346

Notes:	(1)	TDRs for the Commercial and Residential segments include accruing loans with concessions granted and do not include nonaccrual loans with concessions granted.
	(2)	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2016 and September 30, 2016 are nonaccrual TDRs as follows: ¥41,413 million and ¥39,769 million—Card; ¥49,242 million and ¥40,103 million—MUAH; and ¥13,756 million and ¥13,449 million—Krungsri, respectively.

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession. The impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the six months ended September 30, 2015 and 2016 was not material.

TDRs for the Commercial and Residential segments in the above tables include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan. The vast majority of modifications to nonaccrual loans are temporary extensions of the maturity dates, typically for periods up to 90 days, and continually made as the borrower is unable to repay or refinance the loan at the extended maturity. Accordingly, the impact of such TDRs on the outstanding recorded investment is immaterial, and the vast majority of nonaccrual TDRs have subsequently defaulted.

TDRs that subsequently defaulted in the Commercial and Residential segments in the above tables include those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as a nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines default as payment default for the purpose of the disclosure.

Regarding the Card, MUAH and Krungsri segments, the TDRs in the above tables represent modified nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment, 60 days or more within the MUAH segment, and six months or more within the Krungsri segment.

Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2016 and September 30, 2016 are shown below:

At March 31, 2016:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥54,765,780	¥2,077,010	¥703,122	¥57,545,912
Manufacturing	11,129,300	602,097	372,941	12,104,338
Construction	842,100	55,250	15,207	912,557
Real estate	10,540,325	461,238	60,125	11,061,688
Services	2,232,882	216,327	40,523	2,489,732
Wholesale and retail	7,226,154	523,813	132,013	7,881,980
Banks and other financial institutions	5,133,471	12,676	675	5,146,822
Communication and information services	1,432,234	51,533	20,270	1,504,037
Other industries	14,611,047	96,522	29,276	14,736,845
Consumer	1,618,267	57,554	32,092	1,707,913
Foreign-excluding MUAH and Krungsri	35,202,041	1,102,422	195,776	36,500,239
Loans acquired with deteriorated credit quality	18,333	16,081	5,991	40,405

Total	¥89,986,154	¥3,195,513	¥904,889	¥94,086,556

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,156,030	¥80,696	¥14,236,726
Card	¥530,858	¥63,051	¥593,909

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,650,744	¥27,137	¥5,373,188	¥126,279	¥177,779	¥9,355,127

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥4,421,957	¥161,557	¥90,767	¥4,674,281

At September 30, 2016:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥50,075,609	¥2,111,903	¥370,921	¥52,558,433
Manufacturing	10,786,263	761,178	105,395	11,652,836
Construction	724,005	58,334	12,349	794,688
Real estate	10,841,115	359,493	52,294	11,252,902
Services	2,192,850	223,981	36,827	2,453,658
Wholesale and retail	7,186,172	494,841	109,367	7,790,380
Banks and other financial institutions	5,016,753	11,221	580	5,028,554
Communication and information services	1,622,972	47,213	16,637	1,686,822
Other industries	10,134,747	101,947	9,611	10,246,305
Consumer	1,570,732	53,695	27,861	1,652,288
Foreign-excluding MUAH and Krungsri	32,571,701	956,069	170,172	33,697,942
Loans acquired with deteriorated credit quality	16,941	15,977	5,287	38,205

Total	¥82,664,251	¥3,083,949	¥546,380	¥86,294,580

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥14,189,151	¥78,313	¥14,267,464
Card	¥531,087	¥61,866	¥592,953

	Credit Quality Based on the Number of Delinquencies		Credit Quality Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Special Mention	Classified	Total(1)(2)
	(in millions)
MUAH	¥3,227,875	¥21,097	¥4,564,897	¥100,749	¥199,234	¥8,113,852

	Normal	Special Mention	Substandard or Doubtful or Doubtful of Loss	Total(1)
	(in millions)
Krungsri	¥3,993,164	¥160,695	¥82,650	¥4,236,509

Notes:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Total loans of MUAH do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans and small business loans which are not individually rated totaling ¥43,037 million and ¥32,593 million at March 31, 2016 and September 30, 2016, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

The MUFG Group classifies loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15, with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts an assessment of the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15).

Loans to borrowers categorized as Normal represent those that are not deemed to have collectibility issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are TDRs or loans contractually past due 90 days or more for special reasons.

Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the MUAH segment. The accrual status of these loans is determined based on the number of delinquent payments.

Commercial loans within the MUAH segment are categorized as either pass or criticized based on the internal credit rating assigned to each borrower. Criticized credits are those that are internally risk graded as Special Mention, Substandard or Doubtful. Special Mention credits are potentially weak, as the borrower has begun to exhibit deteriorating trends, which, if not corrected, may jeopardize repayment of the loan and result in further downgrade. Classified credits are those that are internally risk graded as Substandard or Doubtful. Substandard credits have well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt. A credit classified as Doubtful has critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

Loans within the Krungsri segment are categorized as Normal, Special Mention, Substandard, Doubtful, and Doubtful of Loss primarily based on their delinquency status. Loans categorized as Special Mention generally represent those that have the overdue principal or interest payments for a cumulative period exceeding one month commencing from the contractual due date. Loans categorized as Substandard, Doubtful or Doubtful of Loss generally represent those that have the overdue principal or interest payments for a cumulative period exceeding three months commencing from the contractual due date.

For the Commercial, Residential and Card segments, credit quality indicators at March 31, 2016 and September 30, 2016 are based on information as of March 31, 2016 and September 30, 2016, respectively. For the MUAH and Krungsri segments, credit quality indicators at March 31, 2016 and September 30, 2016 are generally based on information as of December 31, 2015 and June 30, 2016, respectively.

Past Due Analysis

Ages of past due loans by class at March 31, 2016 and September 30, 2016 are shown below:

At March 31, 2016:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥13,948	¥22,305	¥36,253	¥57,509,659	¥57,545,912	¥6,374
Manufacturing	670	4,209	4,879	12,099,459	12,104,338	27
Construction	443	427	870	911,687	912,557	—
Real estate	3,260	5,761	9,021	11,052,667	11,061,688	1,856
Services	2,085	1,084	3,169	2,486,563	2,489,732	106
Wholesale and retail	2,436	3,225	5,661	7,876,319	7,881,980	147
Banks and other financial institutions	—	36	36	5,146,786	5,146,822	2
Communication and information services	1,062	435	1,497	1,502,540	1,504,037	73
Other industries	187	117	304	14,736,541	14,736,845	—
Consumer	3,805	7,011	10,816	1,697,097	1,707,913	4,163
Foreign-excluding MUAH and Krungsri	17,685	23,488	41,173	36,459,066	36,500,239	—
Residential	79,243	50,449	129,692	14,095,995	14,225,687	40,835
Card	18,181	31,655	49,836	532,601	582,437	—
MUAH	17,247	8,563	25,810	9,331,855	9,357,665	241
Krungsri	87,023	70,139	157,162	4,494,996	4,652,158	—

Total	¥233,327	¥206,599	¥439,926	¥122,424,172	¥122,864,098	¥47,450

At September 30, 2016:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment > 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥13,804	¥26,742	¥40,546	¥52,517,887	¥52,558,433	¥6,350
Manufacturing	1,844	3,941	5,785	11,647,051	11,652,836	—
Construction	171	414	585	794,103	794,688	—
Real estate	3,306	5,709	9,015	11,243,887	11,252,902	2,278
Services	1,250	5,168	6,418	2,447,240	2,453,658	2
Wholesale and retail	2,938	4,322	7,260	7,783,120	7,790,380	214
Banks and other financial institutions	4	21	25	5,028,529	5,028,554	—
Communication and information services	487	502	989	1,685,833	1,686,822	72
Other industries	328	147	475	10,245,830	10,246,305	—
Consumer	3,476	6,518	9,994	1,642,294	1,652,288	3,784
Foreign-excluding MUAH and Krungsri	13,356	30,016	43,372	33,654,570	33,697,942	—
Residential	78,473	48,949	127,422	14,129,369	14,256,791	38,584
Card	18,661	31,764	50,425	531,383	581,808	—
MUAH	15,231	11,526	26,757	8,091,281	8,118,038	206
Krungsri	82,053	65,668	147,721	4,079,290	4,227,011	—

Total	¥221,578	¥214,665	¥436,243	¥113,003,780	¥113,440,023	¥45,140

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
	(2)	Total loans of MUAH do not include ¥732 million and ¥107 million of FDIC covered loans at March 31, 2016 and September 30, 2016, respectively, which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Allowance for Credit Losses

Changes in the allowance for credit losses by portfolio segment for the six months ended September 30, 2015 and 2016 are shown below:

Six months ended September 30, 2015:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥807,716	¥72,366	¥35,670	¥64,769	¥74,958	¥1,055,479
Provision (credit) for credit losses	(41,242)	(4,464)	689	6,090	31,723	(7,204)
Charge-offs	75,871	4,236	4,434	3,729	28,250	116,520
Recoveries	7,665	1,219	1,568	1,008	6,358	17,818

Net charge-offs	68,206	3,017	2,866	2,721	21,892	98,702
Others(1)	(4,404)	—	—	948	1,229	(2,227)

Balance at end of period	¥693,864	¥64,885	¥33,493	¥69,086	¥86,018	¥947,346

Six months ended September 30, 2016:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period	¥816,559	¥58,598	¥31,187	¥108,454	¥96,332	¥1,111,130
Provision (credit) for credit losses	(94,482)	480	6,492	1,526	27,303	(58,681)
Charge-offs	55,096	3,351	8,050	12,077	23,007	101,581
Recoveries	9,758	941	1,208	736	6,630	19,273

Net charge-offs	45,338	2,410	6,842	11,341	16,377	82,308
Others(1)	(17,485)	1	—	(14,737)	(12,442)	(44,663)

Balance at end of period	¥659,254	¥56,669	¥30,837	¥83,902	¥94,816	¥925,478

Note:	(1)	Others are principally comprised of gains or losses from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2016 and September 30, 2016 are shown below:

At March 31, 2016:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥642,769	¥39,247	¥21,294	¥13,422	¥14,401	¥731,133
Collectively evaluated for impairment	159,761	17,908	9,886	94,926	81,785	364,266
Loans acquired with deteriorated credit quality	14,029	1,443	7	106	146	15,731

Total	¥816,559	¥58,598	¥31,187	¥108,454	¥96,332	¥1,111,130

Loans:
Individually evaluated for impairment	¥1,347,650	¥140,451	¥78,770	¥100,524	¥43,609	¥1,711,004
Collectively evaluated for impairment	92,698,501	14,085,236	503,667	9,257,873	4,608,549	121,153,826
Loans acquired with deteriorated credit quality	40,405	11,039	11,472	39,767	22,123	124,806

Total(1)	¥94,086,556	¥14,236,726	¥593,909	¥9,398,164	¥4,674,281	¥122,989,636

At September 30, 2016:	Commercial	Residential	Card	MUAH	Krungsri	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥509,923	¥35,754	¥20,817	¥21,007	¥17,582	¥605,083
Collectively evaluated for impairment	134,768	19,105	10,015	62,895	77,116	303,899
Loans acquired with deteriorated credit quality	14,563	1,810	5	—	118	16,496

Total	¥659,254	¥56,669	¥30,837	¥83,902	¥94,816	¥925,478

Loans:
Individually evaluated for impairment	¥1,236,300	¥131,251	¥74,124	¥77,639	¥48,273	¥1,567,587
Collectively evaluated for impairment	85,020,075	14,125,540	507,684	8,040,506	4,178,738	111,872,543
Loans acquired with deteriorated credit quality	38,205	10,673	11,145	28,300	9,498	97,821

Total(1)	¥86,294,580	¥14,267,464	¥592,953	¥8,146,445	¥4,236,509	¥113,537,951

Note:	(1)	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.